GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Payroll and related expenses	11,159	4,903	3,880
Share-based payments	1,855	1,415	1,231
Professional services	9,132	3,479	1,461
Medical affairs	1,052	299	—
Office-related expenses	1,168	585	547
Other	1,009	800	387
	25,375	11,481	7,506